Changes in accumulated other comprehensive income (loss) for postretirement plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Recognized During Year [Abstract]
Prior service cost	$ 3,800	$ 0	$ (200)
Ocurring During Year [Abstract]
Total Increase in AOCL	17,271	(41,810)
Other Postretirement Benefit Plans Defined Benefit [Member]
Recognized During Year [Abstract]
Actuarial losses	0	(1,892)	(2,162)
Prior service cost	(3,800)	0	(200)
Ocurring During Year [Abstract]
Net prior service cost (credit)	(14,870)	(18,670)		(3,800)
Net actuarial losses	13,471	(21,248)
Accumulated other comprehensive loss	$ 10,947	$ (6,324)	$ 35,486